Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes
Schedule of composition of income tax expense (benefit)

(in thousands)	2013	2012	2011
Current:
Federal	$584	$651	$374
State	71	156	(214)
Total current	655	807	160
Deferred:
Federal	1,485	(197)	386
State	282	(64)	45
Total deferred	1,767	(261)	431
Total income tax expense	$2,422	$546	$591

Schedule of the applicable income tax (benefit) expense for financial reporting purposes differs from the amount computed by applying the statutory Federal income tax rate

	2013		2012		2011
(in thousands)	Amount	%	Amount	%	Amount	%
Income before provision for income tax expense	$7,396		$3,368		$3,448
Tax at statutory Federal income tax rate	$2,515	34.00%	$1,145	34.00%	$1,172	34.00%
Tax-exempt income	(353)	(11.27)	(380)	(11.27)	(404)	(11.72)
State income tax, net of Federal tax benefit	233	3.15	61	1.81	(111)	(3.23)
Release of prior year over accrual	0	0.00	(371)	(11.01)	0	0.00
Other, net	27	6.87	91	2.70	(66)	(1.91)
Provision for income tax expense	$2,422	32.75%	$546	16.23%	$591	17.14%

Schedule of components of deferred tax assets and deferred tax liabilities

(in thousands)	2013	2012
Deferred tax assets:
Allowance for loan losses	$5,213	$5,640
Impairment of other real estate owned	1,771	2,774
Goodwill	2,134	2,483
Available-for-sale securities	914	0
Deferred taxes on pension	0	997
Nonaccrual loan interest	1,015	940
Core deposit intangible	822	904
Pension	896	450
Deferred compensation	44	36
Other	322	449
Total deferred tax assets	$13,131	$14,673
Deferred tax liabilities:
Available-for-sale securities	$0	$2,088
Premises and equipment	988	958
Mortgage servicing rights	1,114	908
Deferred taxes on pension	328	0
Assets held for sale	112	110
FHLB stock dividend	100	100
Other	72	1
Total deferred tax liabilities	2,714	4,165
Net deferred tax asset	$10,417	$10,508

Schedule of reconciliation of the beginning and ending amount of the unrecognized tax benefits
	2013	2012	2011
Unrecognized tax benefits as of January 1,	$0	$0	$340,351
Gross amounts of the increases and decreases in unrecognized tax benefits as a result of tax positions taken during prior years	0	0	0
Gross amounts of the increases and decreases in unrecognized tax benefits as a result of tax positions taken during year	0	0	0
The amount of decreases in unrecognized tax benefits relating to settlements with taxing authorities	0	0	0
Reductions to unrecognized benefits as a result of a lapse of the applicable statute of limitations	0	0	(340,351)
Unrecognized tax benefits as of December 31,	$0	$0	$0